INVENTORIES	12 Months Ended
Jun. 30, 2020
Inventory Disclosure [Abstract]
INVENTORIES	NOTE 3 - INVENTORIES Components of inventories are as follows:

	June 30,
	2019	2020
Raw materials	$17,150	$18,307
Work in progress	15,097	17,561
Finished goods	10,736	12,342

	$42,983	$48,210